INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 2,947,296	$ 2,343,104
Work-in-process	4,878,905	5,626,531
Finished goods	4,454,499	2,746,304
Total	12,280,700	10,715,939
Inventory write-down		$ 62,422	$ 175,568